Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of consolidation

(a) Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to one or more of these elements. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree's identifiable net assets at the acquisition date. Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Loss of control

When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iv) Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Classes of financial instruments

(b) Classes of financial instruments

Financial instruments are both primary financial instruments, such as receivables and payables, and financial derivatives. For primary financial instruments, reference is made to the treatment per the corresponding balance sheet item.

Financial derivatives are valued at fair value. Upon first recognition, financial derivatives are recognized at fair value and then revalued as at balance sheet date.

Foreign currencies

(c) Foreign currencies

(i) Foreign currency transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated into the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not translated.

(ii) Foreign operations

The assets and liabilities of foreign operations are translated into euro at exchange rates at the reporting date. The income and expenses of foreign operations are translated into euros at the exchange rates at the dates of the transactions. Foreign currency differences are recognized in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

Recognition of other income

(d) Recognition of other income

Other income includes amounts earned from third parties and are recognized when earned in accordance with the substance and under the terms of the related agreements and when it is probable that the economic benefits associated with the transaction will flow to the entity and the amount of the income can be measured reliably. The grants are recognized in other income on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are expected to compensate.

Government grants — WBSO

(e) Government grants — WBSO

The WBSO (“afdrachtvermindering speur- en ontwikkelingswerk”) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform research and development activities (as defined in the WBSO Act). Under this Act, a contribution is paid towards the labor costs of employees directly involved in research and development. The contribution is in the form of a reduction of payroll taxes and social security contributions recognized on a net basis within the labor costs. Subsidies relating to labor costs are deferred and recognized in the income statement in the period necessary to match them with the labor costs that they are intended to compensate.

Employee benefits

(f) Employee benefits

(i) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Share-based payment transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

(iii) Pension obligations

The Company operates defined contribution pension plans for all employees funded through payments to insurance companies. The Company has no legal or constructive obligation to pay further contributions once the contributions have been paid. The contributions are recognized as employee benefit expense when employees have rendered the service entitling them to the contributions. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Taxation

(g) Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

(i) Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

(ii) Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Since the Company does not expect to be profitable in the foreseeable future, its deferred tax assets are valued at nil.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Intangible assets

(h) Intangible assets

(i) Licenses

Acquired patents have a finite useful life and are carried at cost less accumulated amortization and impairment losses. Amortization is calculated using the straight-line method to allocate the cost of patents over their estimated useful lives (generally 10 years unless a patent expires prior to that date). Amortization begins when an asset is available for its intended use.

(ii) Research and development

Research expenditures are recognized as expenses as incurred. Costs incurred on development projects are recognized as intangible assets as of the date that it can be established that it is probable that future economic benefits that are attributable to the asset will flow to the Company considering its commercial and technological feasibility, generally when filed for regulatory approval for commercial production, and when costs can be measured reliably. Given the current stage of the development of the Company’s products no development expenditures have yet been capitalized.

Registration costs for patents are part of the expenditures for the research and development project. Therefore, registration costs for patents are expensed as incurred as long as the research and development project concerned does not yet meet the criteria for capitalization.

(iii) Other intangible assets

Other intangible assets, including software, that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.

(iv) Amortization

Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss.

The estimated useful lives for current and comparative periods are as follows:

• software:	3	years;

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Property, plant and equipment

(i) Property, plant and equipment

(i) Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii) Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

• leasehold improvements:	5-10	years;
• laboratory equipment:	5	years;
• other:	3-5	years.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate

Impairment of tangible and intangible assets

(j) Impairment of tangible and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Financial assets

(k) Financial assets

All financial assets are recognized and derecognized on the trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery of the financial asset within the timeframe established by the market concerned, and are initially measured at fair value and subsequently measured at amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Specifically:

•

debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured subsequently at amortised cost, and

•	all other debt investments and equity investments are measured subsequently at fair value through profit or loss (FVTPL).

Contract receivables

(l) Contract receivables

Contract receivables, loans and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as “loans and receivables”. Loans and receivables are measured at amortized cost using the effective interest method, less any impairment.

The group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Previous accounting policy for impairment of trade receivables

In the prior year, an allowance for doubtful accounts is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of receivables. Significant financial difficulties of the debtor, probability that the debtor will enter into bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable is impaired. Loans and receivables are included in ‘current assets’, except for maturities greater than 12 months after the balance sheet date, which are classified as ‘non-current assets’.

Cash and cash equivalents

(m) Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with original maturities of three months or less that are convertible to a known amount of cash and bear an insignificant risk of change in value.

Financial liabilities and equity instruments

(n) Financial liabilities and equity instruments

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Compound financial instruments

Compound financial instruments issued by the Group comprise convertible notes denominated in euro that can be converted to share capital at the option of the holder, when the number of shares to be issued is fixed and does not vary with changes in fair value.

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.

Interest related to the financial liability is recognized in profit or loss. On conversion, the financial liability is reclassified to equity and no gain or loss is recognized.

Other financial liabilities

Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Borrowings and other financial liabilities are classified as ‘non-current liabilities,’ other than liabilities with maturities up to one year, which are classified as “current liabilities”.

The Company derecognizes financial liabilities when the liability is discharged, cancelled or expired. For all financial liabilities, the fair value approximates its carrying amount.

Leases

(o) Leases

(i) Determining whether an arrangement contains a lease

At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease.

At inception or on reassessment of an arrangement that contains a lease, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Company concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognized using the Company’s incremental borrowing rate.

(ii) Leased assets

Assets held by the Company under leases that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

(iii) Lease payments

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability